S000001671 [Member] Investment Strategy - SFT Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT Government Money Market Fund: Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund intends to maintain a one dollar ($1.00) net asset value per share, although there is no assurance it will be successful in doing so.
U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the issuer or instrumentality. The Fund invests only in U.S. dollar-denominated securities that mature in 397 calendar days or less from the date of purchase (with certain exceptions permitted by applicable regulations). The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days.
The Fund’s investments are subject to the applicable rules of the SEC governing the type, quality, maturity and diversification of securities held by government money market funds.
The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). In addition, under normal circumstances, the Fund invests at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities. For this purpose, a “government security” is a security issued or guaranteed as to principal and interest by:
▲ the U.S. government; or
▲ a person controlled or supervised by, and acting as an instrumentality of, the U.S. government pursuant to authority granted by the U.S. Congress.
The Fund may also invest a portion of its assets in shares of other government money market funds. The Fund may at times invest significantly in certain sectors.